                                                                                                                                                                August 31, 2017

DREYFUS INVESTMENT FUNDS

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Supplement to Current Summary and Statutory Prospectus

The fund's Class Z shares are not currently offered.

6921STK0817

August 31, 2017

DREYFUS/THE BOSTON COMPANY SMALL/MID CAP GROWTH FUND

Supplement to Current Statement of Additional Information

Class Z shares are not currently offered for the fund.

GRP5-SAISTK-0817